Business Acquisitions - Fair Values of the Identifiable Assets and Liabilities of the Acquired Entity in the Business Combination (Details) - Heartland Generation $ in Millions	Dec. 04, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 276
Trade and other receivables	126
Risk management assets current	7
Prepaid expenses and other	104
Assets held for sale (Note 18)	80
Long-term portion of finance lease receivables	107
Risk management assets non-current	9
Property, plant and equipment and Right-of-use assets (Note 19 and 20)	413
Intangible assets (Note 21)	57
Other assets	2
Deferred income tax assets (Note 11)	41
Accounts payable and accrued liabilities	193
Risk management liabilities current	3
Current portion of decommissioning (Note 24)	4
Current portion of other provisions (Note 24)	15
Current portion of contract liabilities (Note 5)	3
Current portion of long-term debt and lease liabilities (Note 25)	28
Credit facilities, long-term debt and lease liabilities (Note 25)	204
Decommissioning non-current portion (Note 24)	97
Other provisions non-current (Note 24)	40
Deferred income tax liabilities (Note 11)	108
Risk management liabilities non-current	1
Contract liabilities non-current (Note 5)	3
Total identifiable net assets at fair value	523
Goodwill arising on acquisition (Note 22)	51
Net assets acquired	574
Cash consideration	493
Contingent consideration payable	81
Total purchase consideration transferred	$ 574